Commitments, liabilities and contingencies (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary Of Contingent Liabilities

Description	As at 31 March 2021	As at 31 March 2020
Contingent liabilities on account of liquidated damages for delay in project commissioning. The management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects and from purchase consideration pending to be paid as per the contract clauses, accordingly no amount is provided in consolidated financial statements as at 31 March 2021 and 2020.	917	954
VAT, GST, service tax, entry tax matters #	91	5
Income tax disallowances / demands under litigation #@	40	23

#
The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

@
There is an additional disallowance/addition to returned income for INR 440 of the Parent under section 37 of the Income Tax Act, 1961 for share based payment expenses. The management believes that any unfavourable judgement will not have any impact as this will be eligible for set off against unabsorbed losses / depreciation. Accordingly, no amount has been provided in consolidated financial statements as at 31 March 2021 and 2020. Also, since no deferred tax asset has been created on unabsorbed losses and depreciation, therefore, there will be no impact on the consolidated statement of profit or loss in case of unfavourable outcome.